Financial Instruments And Risk Management - Summary Of Maximum Exposure To Credit Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Cash	$ 476,587	$ 290,743	$ 134,447	$ 134,447
Amounts receivable	1,727	1,940	$ 1,801
Lease receivable	3,502	4,014
Maximum exposure to credit risk	$ 481,816	$ 296,697